Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

D.13. Cash and cash equivalents

(€ million)	2017	2016	2015
Cash	472	1,077	1,361

Cash equivalents(a)	9,843	9,196	7,787
Cash and cash equivalents(b)	10,315	10,273	9,148

(a)

As of December 31, 2017, cash equivalents mainly comprised (i) €7,207 million invested in euro and US dollar denominated money-market mutual funds (December 31, 2016: €6,210 million; December 31, 2015: €5,042 million); (ii) €1,346 million of term deposits (December 31, 2016: €1,469 million; December 31, 2015: €1,594 million); (iii) €505 million in commercial paper (December 31, 2016: €617 million; December 31, 2015: €461 million); and (iv) €556 million held by captive insurance and reinsurance companies in accordance with insurance regulations (December 31, 2016: €553 million; December 31, 2015: €385 million).

(b)	Includes immaterial amounts held by Sanofi’s Venezuelan subsidiaries as of December 31, 2017 and December 31, 2016 (versus €90 million as of December 31, 2015); see Note A.4.